DEBT (Details) - Schedule of debt - USD ($) $ in Thousands	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
DEBT (Details) - Schedule of debt [Line Items]
Total Debt	$ 33,678		$ 33,843		$ 33,728
Less: Current portion of long-term debt	(27,119)
Ending balance	6,559
Series D Due March 2022
DEBT (Details) - Schedule of debt [Line Items]
Total Debt	27,119	[1]	27,142	[2]	26,566	[2]
Loan due May 2023 and other borrowings
DEBT (Details) - Schedule of debt [Line Items]
Total Debt	$ 6,559		$ 6,701		$ 7,162

[1]	Net of debt issuance costs of $483 and $741 in 2021 and 2020, respectively.
[2]	Net of debt issuance costs of $741 and $1,183 in 2020 and 2019.